Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Mar. 31, 2023	$ 2,980	$ 19,055,407	$ 745,590	$ 8,111,900	$ (961,635)	$ 26,954,242
Balance, shares at Mar. 31, 2023	14,900,000
Net loss for the period				(366,973)		(366,973)
Foreign currency translation adjustment					(981,042)	(981,042)
Mandatory conversion of convertible note	$ 110	(110)
Mandatory conversion of convertible note, shares	549,451
Ending balance, value at Sep. 30, 2023	$ 3,090	19,055,297	745,590	7,744,927	(1,942,677)	25,606,227
Balance, shares at Sep. 30, 2023	15,449,451
Beginning balance, value at Mar. 31, 2024	$ 3,090	19,055,297	745,590	3,389,754	(1,695,174)	21,498,557
Balance, shares at Mar. 31, 2024	15,449,451
Net loss for the period				(2,936,434)		(2,936,434)
Shares issued to management	$ 96	436,704				$ 436,800
Shares issued to management, shares	480,000					480,000
Foreign currency translation adjustment					195,024	$ 195,024
Ending balance, value at Sep. 30, 2024	$ 3,186	$ 19,492,001	$ 745,590	$ 453,320	$ (1,500,150)	$ 19,193,947
Balance, shares at Sep. 30, 2024	15,929,451